Application of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Dec. 31, 2017
Application of New and Revised International Financial Reporting Standards ("IFRS") [Abstract]
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (“IFRS”)

Except as described below, for the year ended December 31, 2017 the Company has consistently adopted all the new and revised standards, amendments and interpretations (collectively IFRSs) issued by the International Accounting Standards Board (“IASB”) and the IFRS Interpretations Committee (formerly known as “International Financial Reporting Interpretations Committee” (“IFRIC”)) of the IASB that are effective for financial year beginning on January 1, 2017 in the preparation of the consolidated financial statements throughout the year.

For the year ended December 31, 2017, the following new and revised standards, amendments or interpretations that have become effective during the reporting period.

Amendments to IAS 7 Statement of cash flows

Amendments to IAS 12 Income taxes

Amendments to IFRS 12 included in Annual Improvements to IFRS Standards 2014-2016 cycle

The adoption of above amendments does not have any significant financial effect on these consolidated financial statements.

Other standards, amendments and interpretations which are effective for the financial year beginning on January 1, 2017 are not material to the Group.

At the date these consolidated financial statements are authorized for issuance, the IASB has issued the following new and revised International Accounting Standards (“IASs”), IFRSs, amendments and IFRICs which are not yet effective in respect of the years. The Company has not early applied the following new and revised standards, amendments or interpretations that have been issued but are not yet effective:

Amendments to IFRS 10 and IAS 28 Sale or contribution of assets between an investor and its associate or joint venture (1)

IFRS 9 Financial instruments (2)

IFRS 15 Revenue from contracts with customers (2)

Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions (2)

Amendments to IAS 40 Transfer of Investment Property (2)

Annual Improvement to IFRS Standards 2014-2016 Cycle (2)

IFRIC 22 Foreign Currency Transaction and Advance Consideration (2)

IFRS 16 Leases (3)

*The IASB has also issued Amendments to IFRS 4 Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts, which is effective for the accounting period beginning on January 1, 2018; however, this is not applicable to the Company since the Company does not issue any insurance contracts.

(1) The amendments were originally intended to be effective for the accounting periods beginning on or after 1 January 2016. The effective date has now been deferred.

(2) Effective for the accounting period beginning on January 1, 2018.

(3) Effective for the accounting period beginning on January 1, 2019.

The Company will apply the above new standards and amendments to standards when they become effective. The Company is in the process of making an assessment of the impact of the above new standards and amendments to standards.

In relation to IFRS 9, the Company does not expect the new guidance to have a significant impact on the classification and measurement of its financial assets.

In relation to IFRS 15, the standard will replace IAS 18 which covers contracts for goods and services and IAS 11 which covers construction contracts. The new standard is based on the principle that revenue is recognised when control of a good or service transfers to a customer. IFRS 15 specifies how and when the Group will recognize revenue as well as requiring the Group to provide users of financial statements with more informative and relevant disclosures. The standard permits either a full retrospective or a modified retrospective approach for the adoption.

Management is currently analyzing the impact of the new standard on the Group’s financial statements and has initially identified areas which are likely to be affected, including identification of separate performance obligations, the determination of stand-alone selling price and its relative allocation. The Company will continue to assess the impact of the new rules on the Group’s financial statements. IFRS 15 is mandatory for the accounting periods commencing on or after 1 January 2018. At this stage, the Group does not intend to adopt the standard before its effective date.

In relation to IFRS 16, the standard will result in almost all leases being recognised on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and low-value leases. The accounting for lessors will not significantly change. The standard will affect primarily the accounting for Company’s operating leases. As at the reporting date, the Company has non-cancellable operating lease commitments of 2,669,859, see Note 35. However, the Company has not yet determined to what extent these commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Group’s profit and classification of cash flows. Some of the commitments may be covered by the exception for short-term and low value leases and some commitments may relate to arrangements that will not qualify as leases under IFRS 16.

The standard is mandatory for accounting periods commencing on or after 1 January 2019. At this stage, the Company does not intend to adopt the standard before its effective date.

There are no other standards and interpretations in issue but not yet adopted that the directors anticipate will have a material effect on the consolidated financial statements of the Company.